Fixed Assets Held for Sale	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Disclosure of Fixed Assets Held for Sale [Text Block]

Note 6 – Fixed Assets Held for Sale

During the year ended December 31, 2012, the Company made the decision to exit completely from its Heat Waves’ well-site construction and roustabout line of service. As the Company had the intent, and made the plan, to dispose of or sell the fixed assets associated with this component of its business operations during the year ended December 31, 2012, it reclassified the fair value of the fixed assets within this business component as Fixed Assets Held for Sale on its accompanying Balance Sheet as of December 31, 2012 and as March 31, 2013.

Assets Held for Sale consists of the following at:

	March 31,	December 31,
	2013	2012

Trucks and vehicles	$428,332	$1,655,413
Accumulated depreciation	(356,990)	(1,350,984)
Assets held for sale - net	$71,342	$304,429

Depreciation expense on assets held for sale for the three months ended March 31, 2013 and 2012 totaled $-0- and $77,395, respectively.

Note 6 – Fixed Assets Held for Sale

During the year ended December 31, 2012, the Company made the decision to exit completely from its Heat Waves’ well-site construction and roustabout line of service. (For further discussion, please see Note 3, Discontinued Operations.) As the Company had the intent, and made the plan, to dispose of or sell the fixed assets associated with this component of its business operations during the year ended December 31, 2012, it reclassified the fair value of the fixed assets within this business component as Fixed Assets Held for Sale on its accompanying Balance Sheet as of December 31, 2012.

Assets Held for Sale consists of the following at December 31, 2012:

	December 31,
	2012	2011

Trucks and vehicles	$1,655,413	$1,634,880
Accumulated depreciation	(1,350,984)	(1,222,049)
Assets held for sale - net	$304,429	$412,831

Depreciation expense on assets held for sale for the year ended December 31, 2012 and 2011 totaled $128,935 and $511,588, respectively.